SUPPLEMENTAL GUARANTOR CONDENSED CONSOLIDATING FINANCIAL STATEMENTS	6 Months Ended	12 Months Ended
	Jul. 02, 2011	Dec. 31, 2010
SUPPLEMENTAL GUARANTOR CONDENSED CONSOLIDATING FINANCIAL STATEMENTS
SUPPLEMENTAL GUARANTOR CONDENSED CONSOLIDATING FINANCIAL STATEMENTS

16.  SUPPLEMENTAL GUARANTOR CONDENSED CONSOLIDATING FINANCIAL STATEMENTS

DJOFL and its direct wholly owned subsidiary, DJO Finco, issued $575.0 million and $100.0 million of 10.875% Notes in November 2007 and January 2010, respectively, $300.0 million of 9.75% Notes in October 2010 and $300.0 million of 7.75% Notes in April 2011.

DJO Finco was formed solely to act as a co-issuer of the notes, has only nominal assets and does not conduct any operations. The Indentures generally prohibit DJO Finco from holding any assets, becoming liable for any obligations or engaging in any business activity. The 10.875% Notes and 7.75% Notes are jointly and severally, fully and unconditionally guaranteed, on an unsecured senior basis by all of DJOFL’s domestic subsidiaries (other than the co-issuer) that are 100% owned, directly or indirectly, by DJOFL (the Guarantors). The 9.75% Notes are jointly and severally, fully and unconditionally guaranteed, on an unsecured senior subordinated basis by the Guarantors. Our foreign subsidiaries (the Non-Guarantors) do not guarantee the notes. The Guarantors also unconditionally guarantee the Senior Secured Credit Facility.

The following tables present the financial position, results of operations and cash flows of DJOFL, the Guarantors, the Non-Guarantors and certain eliminations for the periods presented.

DJO Finance LLC

Unaudited Condensed Consolidating Balance Sheets

As of July 2, 2011

(in thousands)

	DJOFL	Guarantors	Non - Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$13,385	$2,932	$24,654	$—	$40,971
Accounts receivable, net	—	128,949	40,570	—	169,519
Inventories, net	—	114,582	24,110	2,627	141,319
Deferred tax assets, net	—	43,554	440	—	43,994
Prepaid expenses and other current assets	73	18,961	3,448	2,622	25,104
Total current assets	13,458	308,978	93,222	5,249	420,907
Property and equipment, net	—	90,157	14,368	(5,338)	99,187
Goodwill	—	1,274,193	119,193	(32,294)	1,361,092
Intangible assets, net	—	1,163,347	36,984	—	1,200,331
Investment in subsidiaries	1,297,699	1,695,817	88,135	(3,081,651)	—
Intercompany receivables	1,314,271	—	—	(1,314,271)	—
Other non-current assets	37,818	3,245	1,738	—	42,801
Total assets	$2,663,246	$4,535,737	$353,640	$(4,428,305)	$3,124,318

Liabilities and Equity
Current liabilities:
Accounts payable	$—	$51,628	$10,225	$—	$61,853
Current portion of debt and capital lease obligations	8,782	40	—	—	8,822
Other current liabilities	25,012	59,250	28,532	2,565	115,359
Total current liabilities	33,794	110,918	38,757	2,565	186,034
Long-term debt and capital lease obligations	2,158,182	20	—	—	2,158,202
Deferred tax liabilities, net	—	277,732	12,066	(335)	289,463
Intercompany payables, net	—	1,091,963	136,547	(1,228,510)	—
Other long-term liabilities	—	15,905	607	—	16,512
Total liabilities	2,191,976	1,496,538	187,977	(1,226,280)	2,650,211
Noncontrolling interests	—	—	2,837	—	2,837
Total membership equity	471,270	3,039,199	162,826	(3,202,025)	471,270
Total liabilities and equity	$2,663,246	$4,535,737	$353,640	$(4,428,305)	$3,124,318

DJO Finance LLC

Unaudited Condensed Consolidating Statements of Operations

For the Three Months Ended July 2, 2011

(in thousands)

	DJOFL	Guarantors	Non - Guarantors	Eliminations	Consolidated

Net sales	$—	$229,790	$68,355	$(20,359)	$277,786
Cost of sales (exclusive of amortization of intangible assets of $9,785)	—	97,948	44,824	(31,682)	111,090
Gross profit	—	131,842	23,531	11,323	166,696

Operating expenses:
Selling, general and administrative	—	104,042	24,801	—	128,843
Research and development	—	5,050	1,051	—	6,101
Amortization of intangible assets	—	23,384	1,125	—	24,509
	—	132,476	26,977	—	159,453
Operating (loss) income	—	(634)	(3,446)	11,323	7,243

Other income (expense):
Interest expense	(42,386)	(3)	(40)	—	(42,429)
Interest income	3	17	33	—	53
Other income, net	—	874	807	—	1,681
Intercompany income (expense)	4,086	(3,033)	(342)	(711)	—
Equity in income of subsidiaries, net	19,042	—	—	(19,042)	—
	(19,255)	(2,145)	458	(19,753)	(40,695)
Loss before income taxes	(19,255)	(2,779)	(2,988)	(8,430)	(33,452)
Income tax benefit (provision)	—	16,963	(2,952)	481	14,492
Net (loss) income	(19,255)	14,184	(5,940)	(7,949)	(18,960)
Net income attributable to noncontrolling interests	—	—	(295)	—	(295)
Net (loss) income attributable to DJOFL	$(19,255)	$14,184	$(6,235)	$(7,949)	$(19,255)

DJO Finance LLC

Unaudited Condensed Consolidating Statements of Operations

For the Six Months Ended July 2, 2011

(in thousands)

	DJOFL	Guarantors	Non - Guarantors	Eliminations	Consolidated

Net sales	$—	$432,879	$134,183	$(39,565)	$527,497
Cost of sales (exclusive of amortization of intangible assets of $19,143)	—	174,123	86,401	(56,278)	204,246
Gross profit	—	258,756	47,782	16,713	323,251

Operating expenses:
Selling, general and administrative	—	198,262	47,645	—	245,907
Research and development	—	10,950	2,294	—	13,244
Amortization of intangible assets	—	42,801	2,137	—	44,938
	—	252,013	52,076	—	304,089
Operating income (loss)	—	6,743	(4,294)	16,713	19,162

Other income (expense):
Interest expense	(83,417)	(10)	(129)	—	(83,556)
Interest income	7	94	62	—	163
Loss on modification of debt	(2,065)	—	—	—	(2,065)
Other income, net	—	2,216	2,237	—	4,453
Intercompany income (expense)	10,625	(8,798)	(1,679)	(148)	—
Equity in income of subsidiaries, net	34,356	—	—	(34,356)	—
	(40,494)	(6,498)	491	(34,504)	(81,005)
(Loss) income before income taxes	(40,494)	245	(3,803)	(17,791)	(61,843)
Income tax benefit (provision)	—	25,253	(3,775)	481	21,959
Net (loss) income	(40,494)	25,498	(7,578)	(17,310)	(39,884)
Net income attributable to noncontrolling interests	—	—	(610)	—	(610)
Net (loss) income attributable to DJOFL	$(40,494)	$25,498	$(8,188)	$(17,310)	$(40,494)

DJO Finance LLC

Unaudited Condensed Consolidating Statements of Cash Flows

For the Six Months Ended July 2, 2011

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Cash Flows From Operating Activities:
Net (loss) income	$(40,494)	$25,498	$(7,578)	$(17,310)	$(39,884)

Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation	—	11,204	2,682	(154)	13,732
Amortization of intangible assets	—	42,801	2,137	—	44,938
Amortization of debt issuance costs and non-cash interest expense	4,086	—	—	—	4,086
Stock-based compensation expense	—	1,331	—	—	1,331
Loss on disposal of assets, net	—	153	225	—	378
Deferred income tax benefit	(1,235)	(24,796)	(394)	(481)	(26,906)
Provision for doubtful accounts and sales returns	—	12,961	271	—	13,232
Inventory reserves	—	2,959	729	—	3,688
Equity in income of subsidiaries, net	(34,356)	—	—	34,356	—

Changes in operating assets and liabilities:
Accounts receivable	—	(16,210)	(4,642)	—	(20,852)
Inventories	—	(9,418)	5,359	(6,316)	(10,375)
Prepaid expenses and other assets	88	2,616	(978)	20	1,746
Accounts payable and other current liabilities	5,929	10,798	5,352	426	22,505
Net cash (used in) provided by operating activities	(65,982)	59,897	3,163	10,541	7,619

Cash Flows From Investing Activities:
Cash paid in connection with acquisitions, net of cash acquired	—	(317,669)	—	—	(317,669)
Purchases of property and equipment	—	(17,546)	(3,085)	(61)	(20,692)
Other investing activities, net	—	211	4	—	215
Net cash used in investing activities	—	(335,004)	(3,081)	(61)	(338,146)

Cash Flows From Financing Activities:
Intercompany	(271,375)	279,439	2,416	(10,480)	—
Proceeds from issuance of debt	400,000	—	—	—	400,000
Repayments of debt and capital lease obligations	(58,391)	(21)	(1)	—	(58,413)
Payment of debt issuance costs	(7,468)	—	—	—	(7,468)
Repurchase of vested options	—	(2,000)	—	—	(2,000)
Dividend paid by subsidiary to owners of noncontrolling interests	—		(682)	—	(682)
Net cash provided by financing activities	62,766	277,418	1,733	(10,480)	331,437
Effect of exchange rate changes on cash and cash equivalents	—	—	1,929	—	1,929
Net (decrease) increase in cash and cash equivalents	(3,216)	2,311	3,744	—	2,839
Cash and cash equivalents at beginning of period	16,601	621	20,910	—	38,132
Cash and cash equivalents at end of period	$13,385	$2,932	$24,654	$—	$40,971

DJO Finance LLC

Unaudited Condensed Consolidating Statements of Operations

For the Three Months Ended July 3, 2010

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Net sales	$—	$205,053	$32,765	$4,709	$242,527
Cost of sales (exclusive of amortization of intangible assets of $9,062 included below)	—	74,732	7,280	2,553	84,565
Gross profit	—	130,321	25,485	2,156	157,962
Operating expenses:
Selling, general and administrative	—	97,199	19,663	—	116,862
Research and development	—	4,542	918	—	5,460
Amortization of intangible assets	—	18,716	955	—	19,671
	—	120,457	21,536	—	141,993
Operating income	—	9,864	3,949	2,156	15,969
Other income (expense):
Interest expense	(37,124)	(4)	(60)	—	(37,188)
Interest income	1	53	6	—	60
Other income (expense), net	—	(998)	(1,742)	(97)	(2,837)
Intercompany income (expense), net	36,087	(2,862)	(1,130)	(32,095)	—
Equity in income of subsidiaries, net	1,279	—	—	(1,279)	—
	243	(3,811)	(2,926)	(33,471)	(39,965)
Income (loss) before income taxes	243	6,053	1,023	(31,315)	(23,996)
Income tax benefit (provision)	—	25,863	(1,303)	—	24,560
Net income (loss)	243	31,916	(280)	(31,315)	564
Net income attributable to noncontrolling interests	—	—	(321)	—	(321)
Net income (loss) attributable to DJO Finance LLC	$243	$31,916	$(601)	$(31,315)	$243

DJO Finance LLC

Unaudited Condensed Consolidating Statements of Operations

For the Six Months Ended July 3, 2010

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Net sales	$—	$415,864	$103,114	$(36,375)	$482,603
Cost of sales (exclusive of amortization of intangible assets of $17,981 included below)	—	158,296	50,968	(37,345)	171,919
Gross profit	—	257,568	52,146	970	310,684
Operating expenses:
Selling, general and administrative	—	187,294	40,094	—	227,388
Research and development	—	9,274	1,757	—	11,031
Amortization of intangible assets	—	36,793	1,932	—	38,725
		233,361	43,783	—	277,144
Operating income	—	24,207	8,363	970	33,540
Other income (expense):
Interest expense	(77,466)	(43)	(118)	—	(77,627)
Interest income	3	100	37	—	140
Loss on modification of debt	(1,096)	—	—	—	(1,096)
Other income (expense), net	—	87	(2,473)	(135)	(2,521)
Intercompany income (expense), net	61,793	(39,447)	(1,886)	(20,460)	—
Equity in loss of subsidiaries, net	(16,649)	—	—	16,649	—
	(33,415)	(39,303)	(4,440)	(3,946)	(81,104)
(Loss) income before income taxes	(33,415)	(15,096)	3,923	(2,976)	(47,564)
Income tax provision (benefit)	—	(17,079)	2,287	—	14,792
Net (loss) income	(33,415)	1,983	1,636	(2,976)	(32,772)
Net income attributable to noncontrolling interests	—	—	(643)	—	(643)
Net (loss) income attributable to DJO Finance LLC	$(33,415)	$1,983	$993	$(2,976)	$(33,415)

DJO Finance LLC

Unaudited Condensed Consolidating Statements of Cash Flows

For the Six Months Ended July 3, 2010

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
OPERATING ACTIVITIES:
Net (loss) income	$(33,415)	$1,983	$1,636	$(2,976)	$(32,772)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation	—	10,811	2,358	(64)	13,105
Amortization of intangible assets	—	36,793	1,932	—	38,725
Amortization of debt issuance costs and non-cash interest expense	7,193	—	—	—	7,193
Stock-based compensation expense	—	865	—	—	865
Loss on disposal of assets, net	—	1,856	129	(178)	1,807
Deferred income tax benefit	—	(17,409)	(138)	—	(17,547)
Equity in loss of subsidiaries, net	16,649	—	—	(16,649)	—
Provision for doubtful accounts and sales returns	—	17,054	334	—	17,388
Inventory reserves	—	2,472	368	—	2,840
Changes in operating assets and liabilities:
Accounts receivable	—	(18,733)	(608)	—	(19,341)
Inventories	—	(3,993)	(2,392)	(2,234)	(8,619)
Prepaid expenses and other assets	92	11,954	(23,987)	—	(11,941)
Accounts payable and other current liabilities	1,632	18,345	(1,527)	—	18,450
Net cash provided by (used in) operating activities	(7,849)	61,998	(21,895)	(22,101)	10,153
INVESTING ACTIVITIES:
Cash paid in connection with acquisitions, net of cash acquired	—	(810)	—	—	(810)
Purchases of property and equipment	—	(12,904)	(3,096)	1,505	(14,495)
Other investing activities, net	—	69	(567)	—	(498)
Net cash used in investing activities	—	(13,645)	(3,663)	1,505	(15,803)
FINANCING ACTIVITIES:
Intercompany	11,468	(53,136)	21,072	20,596	—
Proceeds from issuance of debt	118,000	—	130	—	118,130
Repayments of debt and capital lease obligations	(121,298)	(525)	(12)	—	(121,835)
Payment of debt issuance costs	(3,348)	—	—	—	(3,348)
Investment by parent	—	988	—	—	988
Dividend paid by subsidiary to noncontrolling interests	—	—	(529)	—	(529)
Net cash provided by (used in) financing activities	4,822	(52,673)	20,661	20,596	(6,594)
Effect of exchange rate changes on cash and cash equivalents	—	—	1,717	—	1,717
Net decrease in cash and cash equivalents	(3,027)	(4,320)	(3,180)	—	(10,527)
Cash and cash equivalents at beginning of period	6,999	17,389	20,223	—	44,611
Cash and cash equivalents at end of period	$3,972	$13,069	$17,043	$—	$34,084

DJO Finance LLC

Condensed Consolidating Balance Sheets

As of December 31, 2010

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$16,601	$621	$20,910	$—	$38,132
Accounts receivable, net	—	112,250	33,273	—	145,523
Inventories, net	—	84,569	29,611	(11,080)	103,100
Deferred tax assets, net	—	47,805	402	(146)	48,061
Prepaid expenses and other current assets	162	18,199	2,418	2,640	23,419
Total current assets	16,763	263,444	86,614	(8,586)	358,235
Property and equipment, net	—	77,216	13,357	(5,553)	85,020
Goodwill	—	1,108,703	109,693	(29,509)	1,188,887
Intangible assets, net	—	1,074,388	36,453	—	1,110,841
Investment in subsidiaries	1,296,776	1,663,969	127,148	(3,087,893)	—
Intercompany receivables	1,003,751	—	—	(1,003,751)	—
Other assets	34,115	1,177	1,479	36	36,807
Total assets	$2,351,405	$4,188,897	$374,744	$(4,135,256)	$2,779,790

Liabilities and Equity
Current liabilities:
Accounts payable	$—	$40,893	$8,054	$—	$48,947
Current portion of debt and capital lease obligations	8,782	39	—	—	8,821
Other current liabilities	22,234	52,150	20,263	2,640	97,287
Total current liabilities	31,016	93,082	28,317	2,640	155,055
Long-term debt and capital leases obligations	1,816,250	41	—	—	1,816,291
Deferred tax liabilities, net	—	277,135	11,657	1,121	289,913
Intercompany payables, net	—	825,647	178,104	(1,003,751)	—
Other long-term liabilities	—	10,160	1,552	—	11,712
Total liabilities	1,847,266	1,206,065	219,630	(999,990)	2,272,971
Noncontrolling interests	—	—	2,680	—	2,680
Total membership equity	504,139	2,982,832	152,434	(3,135,266)	504,139
Total liabilities and equity	$2,351,405	$4,188,897	$374,744	$(4,135,256)	$2,779,790

23.          SUPPLEMENTAL GUARANTOR CONDENSED CONSOLIDATING FINANCIAL STATEMENTS

DJOFL and its direct wholly owned subsidiary, DJO Finco, issued the 10.875% Notes with an aggregate principal amount of $575.0 million and $100.0 million on November 20, 2007 and January 20, 2010, respectively. On October, 2010, DJOFL and DJO Finco issued $300.0 million aggregate principal amount of 9.75% Notes, and used a portion of the proceeds to repurchase $200.0 million aggregate principal amount of 11.75% Notes, which were issued on November 3, 2006. DJO Finco was formed solely to act as a co-issuer of the notes, has only nominal assets and does not conduct any operations. The Indentures generally prohibit DJO Finco from holding any assets, becoming liable for any obligations, or engaging in any business activity. The 10.875% Notes are jointly and severally, fully and unconditionally guaranteed, on an unsecured senior basis by all of DJOFL’s domestic subsidiaries (other than the co-issuer) that are 100% owned, directly or indirectly, by DJOFL (the Guarantors). The 9.75% Notes are jointly and severally, fully and unconditionally guaranteed, on an unsecured senior subordinated basis by the Guarantors. Our foreign subsidiaries (the Non-Guarantors) do not guarantee our notes. The Guarantors also unconditionally guarantee the Senior Secured Credit Facility.

The following tables present the financial position, results of operations and cash flows of DJOFL, the Guarantors, the Non-Guarantors and certain eliminations as of December 31, 2010 and 2009 and for the years ended December 31, 2010, 2009 and 2008.

DJO Finance LLC

Condensed Consolidating Balance Sheets

As of December 31, 2010

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$16,601	$621	$20,910	$—	$38,132
Accounts receivable, net	—	112,250	33,273	—	145,523
Inventories, net	—	84,569	29,611	(11,080)	103,100
Deferred tax assets, net	—	47,805	402	(146)	48,061
Prepaid expenses and other current assets	162	18,199	2,418	2,640	23,419
Total current assets	16,763	263,444	86,614	(8,586)	358,235
Property and equipment, net	—	77,216	13,357	(5,553)	85,020
Goodwill	—	1,108,703	109,693	(29,509)	1,188,887
Intangible assets, net	—	1,074,388	36,453	—	1,110,841
Investment in subsidiaries	1,296,776	1,663,969	127,148	(3,087,893)	—
Intercompany receivables	1,003,751	—	—	(1,003,751)	—
Other assets	34,115	1,177	1,479	36	36,807
Total assets	$2,351,405	$4,188,897	$374,744	$(4,135,256)	$2,779,790

Liabilities and Equity
Current liabilities:
Accounts payable	$—	$40,893	$8,054	$—	$48,947
Current portion of debt and capital lease obligations	8,782	39	—	—	8,821
Other current liabilities	22,234	52,150	20,263	2,640	97,287
Total current liabilities	31,016	93,082	28,317	2,640	155,055
Long-term debt and capital leases obligations	1,816,250	41	—	—	1,816,291
Deferred tax liabilities, net	—	277,135	11,657	1,121	289,913
Intercompany payables, net	—	825,647	178,104	(1,003,751)	—
Other long-term liabilities	—	10,160	1,552	—	11,712
Total liabilities	1,847,266	1,206,065	219,630	(999,990)	2,272,971
Noncontrolling interests	—	—	2,680	—	2,680
Total membership equity	504,139	2,982,832	152,434	(3,135,266)	504,139
Total liabilities and equity	$2,351,405	$4,188,897	$374,744	$(4,135,256)	$2,779,790

DJO Finance LLC

Condensed Consolidating Statements of Operations

For the Year Ended December 31, 2010

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Net sales	$—	$830,186	$276,295	$(140,508)	$965,973
Cost of sales (exclusive of amortization of intangible assets of $36,343)	—	304,206	177,592	(136,528)	345,270
Gross profit	—	525,980	98,703	(3,980)	620,703
Operating expenses:
Selling, general and administrative	—	352,707	79,554	—	432,261
Research and development	—	18,062	3,830	—	21,892
Amortization intangible assets	—	73,560	3,963	—	77,523
Impairment of assets held for sale	—	1,147	—	—	1,147
	—	445,476	87,347	—	532,823
Operating income	—	80,504	11,356	(3,980)	87,880

Other income (expense):
Interest expense	(154,823)	(42,113)	(3,795)	45,550	(155,181)
Interest income	33,264	11,871	725	(45,550)	310
Loss on modification and extinguishment of debt	(19,798)	—	—	—	(19,798)
Other income (expense), net	88,825	(2,031)	3,467	(89,402)	859
	(52,532)	(32,273)	397	(89,402)	(173,810)
Income (loss) before income taxes	(52,532)	48,231	11,753	(93,382)	(85,930)
Income tax benefit (expense)	—	39,791	(5,536)	—	34,255
Net income (loss)	(52,532)	88,022	6,217	(93,382)	(51,675)
Net income attributable to noncontrolling interests	—	—	(857)	—	(857)
Net income (loss) attributable to DJOFL	$(52,532)	$88,022	$5,360	$(93,382)	$(52,532)

DJO Finance LLC

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2010

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Cash Flows From Operating Activities:
Net income (loss)	$(52,532)	$88,022	$6,217	$(93,382)	$(51,675)

Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	—	21,403	4,713	(120)	25,996
Amortization of intangible assets	—	73,560	3,963	—	77,523
Amortization of debt issuance costs and non-cash interest expense	13,272	—	—	—	13,272
Stock-based compensation expense	—	1,888	—	—	1,888
Loss on disposal of assets, net	—	771	551	(402)	920
Deferred income tax (benefit) expense	—	(85,634)	45,947	—	(39,687)
Non-cash (income) loss from subsidiaries	(84,964)	499,074	390	(414,500)	—
Provision for doubtful accounts and sales returns	—	31,918	1,159	—	33,077
Inventory reserves	—	5,890	706	—	6,596
Impairment of assets held for sale	—	1,147	—	—	1,147
Loss on modification and extinguishment of debt	19,798	—	—	—	19,798
Changes in operating assets and liabilities, net of acquired assets and liabilities:
Accounts receivable	—	(31,619)	(1,486)	—	(33,105)
Inventories	—	(4,081)	(7,449)	(2,378)	(13,908)
Prepaid expenses and other assets	—	25,457	(30,294)	—	(4,837)
Accounts payable and other current liabilities	(12,653)	101	1,141	—	(11,411)
Net cash provided by (used in) operating activities	(117,079)	627,897	25,558	(510,782)	25,594

Cash Flows From Investing Activities:
Purchases of property and equipment	—	(26,111)	(4,233)	3,097	(27,247)
Cash paid in connection with acquisitions, net of cash acquired	—	(2,045)	—	—	(2,045)
Other investing activities, net	—	1,180	(2,083)	—	(903)
Net cash used in investing activities	—	(26,976)	(6,316)	3,097	(30,195)

Cash Flows From Financing Activities:
Intercompany	123,854	(601,900)	(29,639)	507,685	—
Proceeds from issuance of debt	447,000	—	130	—	447,130
Repayments of debt and capital lease obligations	(433,891)	(17,278)	13,802	—	(437,367)
Payment of debt issuance costs	(10,282)	—	—	—	(10,282)
Investment by parent	—	1,489	—	—	1,489
Dividend paid by subsidiary to owners of noncontrolling interests	—	—	(557)	—	(557)
Net cash provided by (used in) financing activities	126,681	(617,689)	(16,264)	507,685	413
Effect of exchange rate changes on cash and cash equivalents	—	—	(2,291)	—	(2,291)
Net increase (decrease) in cash and cash equivalents	9,602	(16,768)	687	—	(6,479)
Cash and cash equivalents, beginning of year	6,999	17,389	20,223	—	44,611
Cash and cash equivalents, end of year	$16,601	$621	$20,910	$—	$38,132

DJO Finance LLC

Condensed Consolidating Balance Sheets

As of December 31, 2009

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$6,999	$17,389	$20,223	$—	$44,611
Accounts receivable, net	—	113,258	32,954	—	146,212
Inventories, net	—	80,491	23,705	(8,316)	95,880
Deferred tax assets, net	—	40,474	993	(1,019)	40,448
Prepaid expenses and other current assets	162	11,368	3,195	—	14,725
Total current assets	7,161	262,980	81,070	(9,335)	341,876
Property and equipment, net	—	76,883	12,811	(2,980)	86,714
Goodwill	—	1,108,703	82,794	—	1,191,497
Intangible assets, net	—	1,147,504	40,173	—	1,187,677
Investment in subsidiaries	1,275,652	2,362,165	71,566	(3,709,383)	—
Intercompany receivables	1,065,693	—	—	(1,065,693)	—
Other assets	38,946	(1,913)	5,382	—	42,415
Total assets	$2,387,452	$4,956,322	$293,796	$(4,787,391)	$2,850,179

Liabilities and Equity
Current liabilities:
Accounts payable	$—	$34,750	$7,393	$1	$42,144
Current portion of debt and capital lease obligations	12,568	140	3,218	—	15,926
Other current liabilities	22,165	60,992	18,419	—	101,576
Total current liabilities	34,733	95,882	29,030	1	159,646
Long-term debt and capital lease obligations	1,796,859	83	2	—	1,796,944
Deferred tax liabilities, net	—	302,870	15,272	2,989	321,131
Intercompany payables, net	—	960,790	104,903	(1,065,693)	—
Other long-term liabilities	—	11,162	2,927	—	14,089
Total liabilities	1,831,592	1,370,787	152,134	(1,062,703)	2,291,810
Noncontrolling interests	—	—	2,509	—	2,509
Total membership equity	555,860	3,585,535	139,153	(3,724,688)	555,860
Total liabilities and equity	$2,387,452	$4,956,322	$293,796	$(4,787,391)	$2,850,179

DJO Finance LLC

Condensed Consolidating Statements of Operations

For the Year Ended December 31, 2009

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Net sales	$—	$804,912	$268,644	$(127,430)	$946,126
Cost of sales (exclusive of amortization of intangible assets of $37,884)	—	290,097	175,464	(126,842)	338,719
Gross profit	—	514,815	93,180	(588)	607,407

Operating expenses:
Selling, general and administrative	—	343,574	76,201	983	420,758
Research and development	—	20,712	2,828	—	23,540
Amortization and impairment of intangible assets	—	81,431	2,821	—	84,252
	—	445,717	81,850	983	528,550
Operating income	—	69,098	11,330	(1,571)	78,857

Other income (expense):
Interest expense	(156,228)	(50,522)	(3,492)	53,210	(157,032)
Interest income	50,355	3,002	886	(53,210)	1,033
Other income, net	55,440	90,714	1,264	(141,345)	6,073
	(50,433)	43,194	(1,342)	(141,345)	(149,926)
Income (loss) from continuing operations before income taxes	(50,433)	112,292	9,988	(142,916)	(71,069)
Income tax benefit	—	23,555	1,876	(3,753)	21,678
Income (loss) from continuing operations	(50,433)	135,847	11,864	(146,669)	(49,391)
Loss from discontinued operations, net	—	(319)	—	—	(319)
Net income (loss)	(50,433)	135,528	11,864	(146,669)	(49,710)
Net income attributable to noncontrolling interests	—	—	(723)	—	(723)
Net income (loss) attributable to DJOFL	$(50,433)	$135,528	$11,141	$(146,669)	$(50,433)

DJO Finance LLC

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2009

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Cash Flows From Operating Activities:
Net income (loss)	$(50,433)	$135,528	$11,864	$(146,669)	$(49,710)

Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	—	23,400	4,992	(496)	27,896
Amortization and impairment of intangible assets	—	81,431	2,821	—	84,252
Amortization of debt issuance costs and non-cash interest expense	12,679	—	—	—	12,679
Stock-based compensation expense	—	3,382	—	—	3,382
Loss on disposal of assets, net	—	455	651	(142)	964
Deferred income tax benefit	—	(26,474)	(3,228)	6,012	(23,690)
Non-cash loss from subsidiaries	(65,501)	(18,643)	(32,671)	116,815	—
Provision for doubtful accounts and sales returns	—	34,175	729	—	34,904
Inventory reserves	—	6,894	568	—	7,462
Gain on sales of product lines	—	(3,058)	—	—	(3,058)
Gain on disposal of discontinued operations	—	(496)	—	103	(393)
Changes in operating assets and liabilities, net of acquired assets and liabilities:
Accounts receivable	—	(17,962)	2,806	—	(15,156)
Inventories	—	(3,958)	(705)	2,795	(1,868)
Prepaid expenses and other assets	141	17,353	(13,718)	(338)	3,438
Accounts payable and other current liabilities	(2,962)	(6,143)	(4,456)	253	(13,308)
Net cash provided by (used in) operating activities	(106,076)	225,884	(30,347)	(21,667)	67,794

Cash Flows From Investing Activities:
Purchases of property and equipment	—	(24,601)	(5,961)	1,690	(28,872)
Cash paid in connection with acquisitions, net of cash acquired	—	(2,580)	(10,506)	—	(13,086)
Proceeds received upon disposition of discontinued operations, net	—	21,846	—	—	21,846
Other investing activities, net	—	4,112	—	—	4,112
Net cash used in investing activities	—	(1,223)	(16,467)	1,690	(16,000)

Cash Flows From Financing Activities:
Intercompany	147,725	(221,581)	53,879	19,977	—
Proceeds from issuance of debt	68,000	12	248	—	68,260
Repayments of debt and capital lease obligations	(102,650)	(76)	(795)	—	(103,521)
Net cash provided by (used in) financing activities	113,075	(221,645)	53,332	19,977	(35,261)
Effect of exchange rate changes on cash and cash equivalents	—	—	(2,405)	—	(2,405)
Net increase in cash and cash equivalents	6,999	3,016	4,113	—	14,128
Cash and cash equivalents, beginning of year	—	14,373	16,110	—	30,483
Cash and cash equivalents, end of year	$6,999	$17,389	$20,223	$—	$44,611

DJO Finance LLC

Condensed Consolidating Statement of Operations

For the Year Ended December 31, 2008

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Net sales	$—	$789,960	$255,414	$(96,905)	$948,469
Cost of sales (exclusive of amortization of intangible assets of $38,017)	—	298,766	151,650	(100,239)	350,177
Gross profit	—	491,194	103,764	3,334	598,292
Operating expenses:
Selling, general and administrative	—	353,464	85,601	(6)	439,059
Research and development	—	23,965	2,973	—	26,938
Amortization and impairment of intangible assets	—	96,894	2,060	—	98,954
	—	474,323	90,634	(6)	564,951
Operating income	—	16,871	13,130	3,340	33,341

Other income (expense):
Interest expense	(172,286)	(45,193)	(4,091)	48,408	(173,162)
Interest income	45,032	4,230	808	(48,408)	1,662
Other income (expense), net	29,468	(6,395)	(2,810)	(29,468)	(9,205)
	(97,786)	(47,358)	(6,093)	(29,468)	(180,705)
Income (loss) from continuing operations before income taxes	(97,786)	(30,487)	7,037	(26,128)	(147,364)
Income tax benefit (expense)	—	52,143	(2,462)	—	49,681
Income (loss) from continuing operations	(97,786)	21,656	4,575	(26,128)	(97,683)
Income from discontinued operations, net of tax	—	946	—	—	946
Net income (loss)	(97,786)	22,602	4,575	(26,128)	(96,737)
Net income attributable to noncontrolling interests	—	—	(1,049)	—	(1,049)
Net income (loss) attributable to DJOFL	$(97,786)	$22,602	$3,526	$(26,128)	$(97,786)

DJO Finance LLC

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2008

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Cash Flows From Operating Activities:
Net income (loss)	$(97,786)	$22,602	$4,575	$(26,128)	$(96,737)

Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	—	20,113	4,189	(705)	23,597
Amortization and impairment of intangible assets	—	96,894	2,060	—	98,954
Amortization of debt issuance costs and non-cash interest expense	13,177	—	—	—	13,177
Stock-based compensation expense	—	1,381	—	—	1,381
Loss on disposal of assets, net	—	2,610	602	(143)	3,069
Deferred income tax benefit	—	(41,927)	(230)	—	(42,157)
Non-cash income (loss) from subsidiaries	(29,468)	11,980	—	17,488	—
Provision for doubtful accounts and sales returns	—	25,421	856	—	26,277
Inventory reserves	—	7,922	715	—	8,637
Changes in operating assets and liabilities, net of acquired assets and liabilities:
Accounts receivable	—	(34,543)	(2,521)	—	(37,064)
Inventories	—	1,788	136	(3,533)	(1,609)
Prepaid expenses and other assets	(293)	(2,760)	3,125	(4)	68
Accounts payable and other current liabilities	770	(9,188)	(1,325)	89	(9,654)
Net cash provided by (used in) operating activities	(113,600)	102,293	12,182	(12,936)	(12,061)

Cash Flows From Investing Activities:
Purchases of property and equipment	—	(22,412)	(4,502)	1,009	(25,905)
Cash paid in connection with acquisitions, net of cash acquired	—	(3,234)	(1,861)	—	(5,095)
Other investing activities, net	—	1,698	(294)	—	1,404
Net cash used in investing activities	—	(23,948)	(6,657)	1,009	(29,596)

Cash Flows From Financing Activities:
Intercompany	99,731	(107,914)	(3,744)	11,927	—
Proceeds from issuance of debt and revolving line of credit	43,000	—	3,540	—	46,540
Repayments on debt and capital lease obligations	(29,650)	(752)	(6,892)	—	(37,294)
Dividend paid by subsidiary to owners of noncontrolling interests	—	—	(381)	—	(381)
Net cash provided by (used in) financing activities	113,081	(108,666)	(7,477)	11,927	8,865
Effect of exchange rate changes on cash and cash equivalents	—	—	(196)	—	(196)
Net decrease in cash and cash equivalents	(519)	(30,321)	(2,148)	—	(32,988)
Cash and cash equivalents at beginning of year	519	44,694	18,258	—	63,471
Cash and cash equivalents at end of year	$—	$14,373	$16,110	$—	$30,483